Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 18,094,439	¥ 21,181,709
Gross unrealized gains, available-for-sale securities		45,923	2,521,529
Gross unrealized losses, available-for-sale securities		6,446	37,610
Fair value, available-for-sale securities		18,133,916	23,665,628
Amortized cost, held-to-maturity securities		1,604,104	2,517,551
Gross unrealized gains, held-to-maturity securities		19,907	24,472
Gross unrealized losses, held-to-maturity securities		14,423	20,177
Total		1,609,588	2,521,846
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		11,888,510	13,334,619
Gross unrealized gains, available-for-sale securities		11,259	7,332
Gross unrealized losses, available-for-sale securities		2,998	9,656
Fair value, available-for-sale securities		11,896,771	13,332,295
Amortized cost, held-to-maturity securities		1,119,899	1,959,910
Gross unrealized gains, held-to-maturity securities		19,907	24,472
Total		1,139,806	1,984,382
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		208,308	236,711
Gross unrealized gains, available-for-sale securities		1,671	2,903
Gross unrealized losses, available-for-sale securities		87	280
Fair value, available-for-sale securities		209,892	239,334
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,008,903	689,297
Gross unrealized gains, available-for-sale securities		644	109
Gross unrealized losses, available-for-sale securities		231	3,557
Fair value, available-for-sale securities		1,009,316	685,849
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,341,564	1,057,852
Gross unrealized gains, available-for-sale securities		758	1,043
Gross unrealized losses, available-for-sale securities		455	1,102
Fair value, available-for-sale securities		1,341,867	1,057,793
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	530,540	882,686
Gross unrealized gains, available-for-sale securities	[1]	14,524	13,356
Gross unrealized losses, available-for-sale securities	[1],[2]	593	7,628
Fair value, available-for-sale securities	[1]	544,471	888,414
Amortized cost, held-to-maturity securities	[3]	484,205	557,641
Gross unrealized losses, held-to-maturity securities	[3]	14,423	20,177
Total	[3]	469,782	537,464
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		99,904	117,870
Gross unrealized gains, available-for-sale securities		1,420	1,264
Gross unrealized losses, available-for-sale securities		191	281
Fair value, available-for-sale securities		101,133	118,853
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		495,313	437,115
Gross unrealized gains, available-for-sale securities		4,914	4,132
Gross unrealized losses, available-for-sale securities		104	323
Fair value, available-for-sale securities		500,123	440,924
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	1,743,309	1,950,947
Gross unrealized gains, available-for-sale securities	[4]	7,686	40,290
Gross unrealized losses, available-for-sale securities	[4]	1,561	1,410
Fair value, available-for-sale securities	[4]	1,749,434	1,989,827
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	778,088	879,506
Gross unrealized gains, available-for-sale securities	[5]	3,047	1,927
Gross unrealized losses, available-for-sale securities	[5]	226	2,082
Fair value, available-for-sale securities	[5]	¥ 780,909	879,351
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[6]		1,595,106
Gross unrealized gains, available-for-sale securities	[6]		2,449,173
Gross unrealized losses, available-for-sale securities	[6]		11,291
Fair value, available-for-sale securities	[6]		¥ 4,032,988

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018, and ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018, and ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Japanese negotiable certificates of deposit ("NCDs"), of which the total fair values were ¥106,101 million at March 31, 2018, and ¥6,725 million at March 31, 2019.
[5]	Other debt securities presented in this line primarily consist of Foreign NCDs and asset-backed securities ("ABS"), of which the total fair values were ¥313,164 million at March 31, 2018, and ¥246,503 million at March 31, 2019.
[6]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018, resulting in a cumulative-effect adjustment from AOCI to Retained earnings for net unrealized gains on equity securities (marketable). The available-for-sale category was eliminated for equity securities effective April 1, 2018. See Note 2 "Recently issued accounting pronouncements" for further details.